UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2552

Waddell & Reed Advisors Funds, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Advisors Accumulative Fund
September 30, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 1.10%
Southwest Airlines Co.	1,600,000	$23,680,000

Aircraft - 9.25%
Boeing Company (The)	700,000	73,493,000
Raytheon Company	620,000	39,568,400
Rockwell Collins, Inc.	545,000	39,806,800
United Technologies Corporation	565,000	45,471,200
		198,339,400
Apparel - 0.77%
Coach, Inc.*	350,000	16,544,500

Banks - 2.32%
Bank of America Corporation	525,000	26,391,750
Citigroup Inc.	500,000	23,335,000
		49,726,750
Beverages - 1.84%
Coca-Cola Company (The)	400,000	22,988,000
PepsiCo, Inc.	225,000	16,483,500
		39,471,500
Broadcasting - 1.56%
Comcast Corporation, Class A*	1,385,000	33,475,450

Business Equipment and Services - 1.07%
Bucyrus International, Inc., Class A	315,000	22,968,225

Capital Equipment - 1.53%
Illinois Tool Works Inc.	550,000	32,802,000

Chemicals - Petroleum and Inorganic - 4.41%
E.I. du Pont de Nemours and Company	610,000	30,231,600
Monsanto Company	485,000	41,583,900
UAP Holding Corp.	725,000	22,746,875
		94,562,375
Chemicals - Specialty - 1.89%
Albemarle Corporation	360,000	15,912,000
Mosaic Company*	300,000	16,056,000
Scotts Miracle-Gro Company (The)	200,000	8,550,000
		40,518,000
Communications Equipment - 2.13%
Cisco Systems, Inc.*	1,375,000	45,546,875

Computers - Main and Mini - 2.28%
Hewlett-Packard Company	980,000	48,794,200

Computers - Micro - 2.66%
Apple Inc.*	250,000	38,371,250
Dell Inc.*	675,000	18,626,625
		56,997,875
Computers - Peripherals - 4.33%
Adobe Systems Incorporated*	825,000	36,027,750
Microsoft Corporation	1,925,000	56,720,125
		92,747,875
Defense - 2.96%
General Dynamics Corporation	750,000	63,352,500

Electronic Components - 0.63%
Intel Corporation	525,000	13,579,125

Finance Companies - 0.83%
Freddie Mac	300,000	17,703,000

Food and Related - 1.26%
Wm. Wrigley Jr. Company	421,900	27,098,637

Health Care - Drugs - 7.95%
Abbott Laboratories	455,000	24,397,100
Gilead Sciences, Inc.*	1,125,000	45,961,875
Merck & Co., Inc.	530,000	27,395,700
Schering-Plough Corporation	775,000	24,513,250
Shire Pharmaceuticals Group plc, ADR	650,000	48,064,250
		170,332,175
Health Care - General - 1.02%
Hologic, Inc.*	195,000	11,889,150
St. Jude Medical, Inc.*	225,000	9,915,750
		21,804,900
Hospital Supply and Management - 1.11%
Express Scripts, Inc.*	155,000	8,645,900
PSS World Medical, Inc.*	795,000	15,216,300
		23,862,200
Household - General Products - 1.15%
Procter & Gamble Company (The)	350,000	24,619,000

Insurance - Property and Casualty - 3.40%
Ambac Financial Group, Inc.	380,000	23,905,800
Hartford Financial Services Group Inc. (The)	260,000	24,063,000
Oaktree Capital Group, LLC, Class A Units (A)*	238,000	8,746,500
Travelers Companies, Inc. (The)	320,000	16,108,800
		72,824,100
Leisure Time Industry - 0.68%
Force Protection, Inc.*	670,000	14,518,900

Metal Fabrication - 3.18%
Precision Castparts Corp.	460,000	68,070,800

Motor Vehicles - 1.40%
Ford Motor Company*	1,150,000	9,763,500
Honda Motor Co., Ltd., ADR	610,000	20,349,600
		30,113,100
Multiple Industry - 3.35%
Altria Group, Inc.	540,000	37,546,200
Eurand N.V.*	200,000	3,237,000
General Electric Company	750,000	31,050,000
		71,833,200
Petroleum - Domestic - 1.50%
Equitable Resources, Inc.	620,000	32,159,400

Petroleum - International - 7.30%
Chevron Corporation	535,000	50,065,300
ConocoPhillips	500,000	43,885,000
Exxon Mobil Corporation	675,000	62,478,000
		156,428,300
Petroleum - Services - 5.76%
Patterson-UTI Energy, Inc.	920,000	20,773,600
Schlumberger Limited	700,000	73,500,000
Smith International, Inc.	91,100	6,504,540
Transocean Inc.*	200,000	22,610,000
		123,388,140
Railroad - 2.61%
CSX Corporation	430,000	18,373,900
Norfolk Southern Corporation	200,000	10,382,000
Union Pacific Corporation	240,000	27,134,400
		55,890,300
Restaurants - 3.56%
McDonald's Corporation	525,000	28,596,750
Panera Bread Company, Class A*	275,000	11,218,625
YUM! Brands, Inc.	1,080,000	36,536,400
		76,351,775
Retail - General Merchandise - 2.88%
Costco Wholesale Corporation	290,000	17,808,900
Kohl's Corporation*	350,000	20,065,500
Target Corporation	375,000	23,838,750
		61,713,150
Retail - Specialty Stores - 0.61%
Home Depot, Inc. (The)	400,000	12,976,000

Security and Commodity Brokers - 4.73%
CME Group Inc.	32,000	18,795,200
Goldman Sachs Group, Inc. (The)	105,000	22,757,700
Merrill Lynch & Co., Inc.	355,000	25,304,400
Prudential Financial, Inc.	190,000	18,540,200
UBS AG	300,000	15,975,000
		101,372,500
Steel - 0.62%
Allegheny Technologies Incorporated	120,000	13,194,000

Utilities - Electric - 2.76%
Exelon Corporation	295,000	22,231,200
Mirant Corporation*	325,000	13,221,000
NRG Energy, Inc.*	560,000	23,682,400
		59,134,600
Utilities - Telephone - 0.99%
AT&T Inc.	500,000	21,155,000

TOTAL COMMON STOCKS - 99.38%		$2,129,649,827

(Cost: $1,579,975,313)

SHORT-TERM SECURITIES - 0.62%	Principal Amount in Thousands

Household - General Products
Fortune Brands Inc.,
5.55%, 10-1-07	$13,334	$13,334,000
(Cost: $13,334,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,142,983,827

(Cost: $1,593,309,313)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2007, the total value of this security amounted to 0.41% of total investments.

The Investments of W&R Advisors Core Investment Fund
September 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 5.86%
Boeing Company (The)	2,044,900	$214,694,051
Raytheon Company	700,000	44,674,000
		259,368,051
Apparel - 0.98%
NIKE, Inc., Class B	740,800	43,455,328

Beverages - 4.76%
Coca-Cola Company (The)	2,110,700	121,301,929
PepsiCo, Inc.	1,219,100	89,311,266
		210,613,195
Capital Equipment - 5.95%
Deere & Company	1,478,050	219,372,181
Foster Wheeler Ltd.*	334,800	43,937,478
		263,309,659
Chemicals - Petroleum and Inorganic - 3.95%
E.I. du Pont de Nemours and Company	1,188,700	58,911,972
Monsanto Company	1,351,950	115,916,193
		174,828,165
Chemicals - Specialty - 2.47%
Air Products and Chemicals, Inc.	1,119,250	109,417,880

Communications Equipment - 3.89%
Cisco Systems, Inc.*	3,401,300	112,668,063
Nokia Corporation, Series A, ADR	1,561,300	59,220,109
		171,888,172
Computers - Main and Mini - 5.64%
Hewlett-Packard Company	3,298,700	164,242,273
Xerox Corporation*	4,924,300	85,387,362
		249,629,635
Computers - Micro - 3.15%
Apple Inc.*	638,200	97,954,127
Dell Inc.*	1,495,800	41,276,601
		139,230,728
Computers - Peripherals - 2.90%
Adobe Systems Incorporated*	2,933,800	128,119,046

Defense - 4.28%
General Dynamics Corporation	2,239,400	189,162,118

Electronic Components - 4.12%
Intel Corporation	3,405,000	88,070,325
SanDisk Corporation*	1,709,500	94,278,925
		182,349,250
Electronic Instruments - 0.99%
Thermo Fisher Scientific Inc.*	757,300	43,711,356

Finance Companies - 3.41%
Fannie Mae	2,480,600	150,845,286

Food and Related - 1.10%
Wm. Wrigley Jr. Company	759,800	48,801,954

Health Care - Drugs - 6.97%
Abbott Laboratories	2,927,300	156,961,826
Merck & Co., Inc.	1,650,000	85,288,500
Schering-Plough Corporation	2,086,300	65,989,669
		308,239,995
Hotels and Gaming - 1.32%
Las Vegas Sands, Inc.*	438,550	58,511,341

Insurance - Property and Casualty - 1.52%
Ambac Financial Group, Inc.	1,067,900	67,181,589

Metal Fabrication - 0.76%
Loews Corporation, Carolina Group	410,600	33,763,638

Motor Vehicles - 2.74%
Ford Motor Company*	14,286,000	121,288,140

Multiple Industry - 2.19%
Altria Group, Inc.	1,393,900	96,917,867

Non-Residential Construction - 2.06%
Fluor Corporation	634,200	91,312,116

Petroleum - International - 3.30%
Exxon Mobil Corporation	1,575,740	145,850,494

Petroleum - Services - 6.69%
Schlumberger Limited	967,800	101,619,000
Smith International, Inc.	698,800	49,894,320
Transocean Inc.*	490,800	55,484,940
Weatherford International Ltd.*	1,325,500	89,047,090
		296,045,350
Railroad - 2.35%
Union Pacific Corporation	918,950	103,896,487

Restaurants - 2.04%
McDonald's Corporation	927,200	50,504,584
YUM! Brands, Inc.	1,181,084	39,956,072
		90,460,656
Retail - General Merchandise - 1.01%
Target Corporation	702,800	44,676,996

Retail - Specialty Stores - 1.78%
Tiffany & Co.	1,501,800	78,619,230

Security and Commodity Brokers - 7.29%
Charles Schwab Corporation (The)	6,118,100	132,273,322
J.P. Morgan Chase & Co.	1,537,700	70,457,414
Prudential Financial, Inc.	1,230,200	120,042,916
		322,773,652
Utilities - Electric - 2.37%
Mirant Corporation*	2,574,450	104,728,626

Utilities - Telephone - 1.31%
Verizon Communications Inc.	1,305,100	57,789,828

TOTAL COMMON STOCKS - 99.15%		$4,386,785,828

(Cost: $3,297,405,733)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Construction Materials - 0.18%
Black & Decker Corp.:
5.62%, 10-2-07	$3,000	2,999,532
5.6%, 10-15-07	4,700	4,689,764
		7,689,296
Food and Related - 0.11%
General Mills, Inc.,
5.75%, 10-26-07	5,000	4,980,035

Health Care - Drugs - 0.11%
Merck & Co., Inc.,
4.75%, 10-18-07	5,000	4,988,785

Household - General Products - 0.06%
Fortune Brands Inc.,
5.55%, 10-1-07	2,656	2,656,000

Leisure Time Industry - 0.10%
Walt Disney Company (The),
5.4%, 10-3-07	4,285	4,283,714

Retail - General Merchandise - 0.18%
Home Depot Inc.,
5.5%, 11-9-07	8,000	7,952,333

Total Commercial Paper - 0.74%		32,550,163

Municipal Obligation - Taxable - 0.11%
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.52%, 10-5-07	5,000	5,000,000

TOTAL SHORT-TERM SECURITIES - 0.85%		$37,550,163

(Cost: $37,550,163)

TOTAL INVESTMENT SECURITIES - 100.00%		$4,424,335,991

(Cost: $3,334,955,896)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Advisors Science and Technology Fund
September 30, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 5.22%
Euronet Worldwide, Inc.*	2,401,450	$71,467,152
Global Cash Access, Inc.*	3,334,100	35,308,119
Telvent GIT, S.A.	1,215,500	30,351,035
Veraz Networks, Inc.*	1,542,500	10,805,212
		147,931,518
Chemicals - Petroleum and Inorganic - 2.20%
E.I. du Pont de Nemours and Company	1,257,100	62,301,876

Communications Equipment - 1.28%
Marvell Technology Group Ltd.*	2,216,900	36,323,907

Computers - Micro - 3.75%
Apple Inc.*	418,900	64,294,866
Sun Microsystems, Inc.*	7,470,500	41,946,858
		106,241,724
Computers - Peripherals - 11.15%
ACI Worldwide, Inc.*	1,852,500	41,431,162
Aspen Technology, Inc.*	6,527,750	93,379,464
Intuit Inc.*	1,275,200	38,644,936
Lawson Software, Inc.*	7,360,600	73,642,803
Netezza Corporation*	955,900	11,958,309
Synaptics Incorporated*	1,188,100	56,678,311
		315,734,985
Consumer Electronics - 13.48%
Garmin Ltd.	608,500	72,642,730
NAVTEQ Corporation*	1,051,300	81,969,861
Nintendo Co., Ltd. (A)	57,100	29,726,897
Research In Motion Limited*	2,003,700	197,424,561
		381,764,049
Defense - 2.24%
ESCO Technologies Inc.*	1,906,700	63,378,708

Electrical Equipment - 1.11%
Power-One, Inc.*	6,151,800	31,404,939

Electronic Components - 13.27%
Cree, Inc.*	3,402,500	105,698,662
Flextronics International Ltd.*	1,179,500	13,192,708
Himax Technologies, Inc., ADR*	4,703,800	19,167,985
IPG Photonics Corporation*	604,600	11,910,620
Intel Corporation	1,692,400	43,773,926
MediaTek Incorporation (A)	2,514,435	45,303,747
PMC-Sierra, Inc.*	6,223,000	52,242,085
Samsung Electronics Co., Ltd. (A)	113,100	71,058,239
Syntax-Brillian Corporation*	3,372,900	13,575,922
		375,923,894
Food and Related - 4.09%
Archer Daniels Midland Company	2,422,400	80,132,992
Bunge Limited	332,700	35,748,615
		115,881,607
Health Care - Drugs - 3.30%
Affymetrix, Inc.*	1,447,300	36,703,528
Amgen Inc.*	497,600	28,164,160
Animal Health International, Inc.*	2,588,000	28,726,800
		93,594,488
Health Care - General - 3.05%
Advanced Medical Optics, Inc.*	1,004,600	30,730,714
Home Diagnostics, Inc.*	781,500	7,490,678
Radiation Therapy Services, Inc.*	1,176,600	24,443,865
Volcano Corporation*	1,441,000	23,690,040
		86,355,297
Hospital Supply and Management - 9.69%
Cerner Corporation*	3,122,133	186,672,332
HMS Holdings Corp.*	1,552,700	38,134,312
HealthSouth Corporation*	1,465,840	25,666,858
UnitedHealth Group Incorporated	493,900	23,919,577
		274,393,079
Multiple Industry - 0.89%
Pentair, Inc.	760,100	25,220,118

Petroleum - International - 5.21%
Noble Energy, Inc.	2,106,800	147,560,272

Petroleum - Services - 0.99%
ION Geophysical Corporation*	2,039,700	28,209,051

Retail - Specialty Stores - 0.22%
Conn's, Inc.*	263,500	6,289,745

Timesharing and Software - 9.77%
Alliance Data Systems Corporation*	1,901,950	147,287,008
Eclipsys Corporation*	1,896,200	44,153,017
Fidelity National Information Services, Inc.	608,200	26,985,834
Google Inc., Class A*	102,700	58,280,709
		276,706,568

TOTAL COMMON STOCKS - 90.91%		$2,575,215,825

(Cost: $1,897,565,154)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages - 0.35%
Diageo Capital plc (Diageo plc),
5.9%, 10-10-07	$10,000	9,985,250

Capital Equipment - 0.21%
Deere (John) Capital Corporation,
5.07%, 10-19-07	6,000	5,984,790

Construction Materials - 0.52%
Black & Decker Corp.:
5.355%, 10-2-07	4,750	4,749,294
5.36%, 10-17-07	10,000	9,976,178
		14,725,472
Food and Related - 1.77%
ConAgra Foods, Inc.:
5.45%, 10-1-07	20,000	20,000,000
5.23%, 10-3-07	3,000	2,999,128
General Mill, Inc.:
5.78%, 10-4-07	10,000	9,995,183
5.7%, 10-10-07	6,000	5,991,450
5.75%, 10-26-07	5,000	4,980,035
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.4%, 10-12-07	5,000	4,991,750
Kellogg Co.,
5.75%, 10-12-07	1,000	998,243
		49,955,789
Forest and Paper Products - 0.04%
Sonoco Products Co.,
5.6%, 10-1-07	1,229	1,229,000

Health Care - Drugs - 0.49%
GlaxoSmithKline Finance plc,
5.4%, 10-5-07	14,000	13,991,600

Household - General Products - 1.01%
Clorox Co.,
5.8%, 10-22-07	4,113	4,099,084
Fortune Brands Inc.:
5.55%, 10-1-07	5,794	5,794,000
5.67%, 10-22-07	10,000	9,966,925
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
5.2%, 10-9-07	4,000	3,995,378
4.8%, 10-17-07	4,607	4,597,172
		28,452,559
Publishing - 0.55%
Gannett Co., Inc.:
5.85%, 10-3-07	4,000	3,998,700
5.8%, 10-5-07	6,000	5,996,133
5.35%, 10-15-07	5,436	5,424,690
		15,419,523
Retail - General Merchandise - 0.96%
Home Depot Inc.:
5.55%, 10-1-07	12,195	12,195,000
5.5%, 11-9-07	5,000	4,970,208
Target Corporation,
4.77%, 10-22-07	10,000	9,972,175
		27,137,383
Security and Commodity Brokers - 0.14%
UBS Finance Delaware LLC (UBS AG),
5.52%, 10-15-07	4,000	3,991,413

Utilities - Electric - 0.51%
Detroit Edison Co.,
5.55%, 10-11-07	10,000	9,984,583
PacifiCorp,
5.32%, 10-1-07	4,479	4,479,000
		14,463,583
Utilities - Gas and Pipeline - 0.95%
Michigan Consolidated Gas Co.:
5.415%, 10-10-07	7,000	6,990,524
6.0%, 10-10-07	6,000	5,991,000
Questar Corporation:
5.75%, 10-19-07	4,000	3,988,500
5.45%, 10-23-07	10,000	9,966,695
		26,936,719

Total Commercial Paper - 7.50%		212,273,081

Commercial Paper (backed by irrevocable bank letter of credit) - 0.14%
Food and Related
COFCO Capital Corp. (Rabobank Nederland),
5.65%, 10-18-07	4,000	3,989,328

Municipal Obligations - Taxable
California - 0.43%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.52%, 10-5-07	9,000	9,000,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.25%, 10-3-07 (B)	3,300	3,300,000
		12,300,000
Kansas - 0.23%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
5.3%, 10-1-07 (B)	6,425	6,425,000

Maine - 0.04%
Finance Authority of Maine, Taxable Electric Rate Stabilization Revenue Notes, Series 1998A (Maine Public Service Company), (AMBAC Assurance Corporation),
5.3%, 10-3-07 (B)	1,175	1,175,000

Tennessee - 0.07%
      The Health, Educational and Housing Facility Board of
            the City of Memphis, Tennessee, Taxable Variable
            Rate Demand, Multifamily Housing Revenue Bonds
            (Ashland Lakes Apartments Project), Series 2006B
(U.S. Bank National Association),
5.15%, 10-4-07 (B)	2,000	2,000,000

Total Municipal Obligations - Taxable - 0.77%		21,900,000

Notes - 0.68%
Finance Companies
ETC Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2003 (U.S. Bank National Association),
5.3%, 10-1-07 (B)	9,350	9,350,000
M2 Phoenix 1222 LLC, Taxable Variable Rate Demand Notes, (Wachovia Bank, National Association),
5.11%, 10-4-07 (B)	10,000	10,000,000
		19,350,000

TOTAL SHORT-TERM SECURITIES - 9.09%		$257,512,409

(Cost: $257,512,409)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,832,728,234

(Cost: $2,155,077,563)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside of the United States.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 29, 2007

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2007